Short-term deposits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)
Short-term deposits
Short-term deposits	¥ 1,894,946	$ 292,529	¥ 4,214,576
RMB [Member]
Short-term deposits
Short-term deposits	250,000		1,921,520
US$ [Member]
Short-term deposits
Short-term deposits	¥ 1,644,946	$ 253,322	¥ 2,293,056	$ 374,685